Marketable Securities - Additional Information (FY) (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Allowance for credit losses for available for sale debt securities	$ 0	$ 0	$ 0